401(K) Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Retirement Benefits [Abstract]
Percentage of employees contribution matched by the employer	50.00%	50.00%	50.00%
Defined contribution plan employer matching contribution percentage of employees pay	4.00%	4.00%	4.00%
Defined contribution plan expenses for the period	$ 1.1	$ 1.0	$ 1.1